Consolidated Statement ot Cash Flows (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2019
Statement Of Cash Flows [Line Items]
Restricted cash and cash equivalents		$ 5,245		$ 2,497	$ 3,192
Interest received in cash on financial instruments measured at amortized cost and fair value through other comprehensive income		9,997		10,455
Interest paid in cash on financial instruments measured at amortized cost and fair value through other comprehensive income		6,382		5,425
Interest received in cash on financial instruments measured at fair value through profit or loss		4,648		2,254
Interest paid in cash on financial instruments measured at fair value through profit or loss		2,823		1,264
Money market paper in financial assets at fair value held for trading		366		135	235
Money market paper in financial assets measured at fair value through other comprehensive income		8		17	24
Money market paper in financial assets at fair value not held for trading		1,556		1,941	920
Money market paper in other financial assets measured at amortized cost		204		0	351
Cash and balances at central banks classified as cash equivalents	[1]	108,268		89,968	106,957
Loans and advances to banks classified as cash equivalents		15,678		12,773	11,386
Money market paper classified as cash equivalents	[2]	2,133		2,093	1,530
UBS AG
Statement Of Cash Flows [Line Items]
Restricted cash and cash equivalents		5,245		2,497	3,192
Interest received in cash on financial instruments measured at amortized cost and fair value through other comprehensive income		10,013		10,469
Interest paid in cash on financial instruments measured at amortized cost and fair value through other comprehensive income		6,549		5,485
Interest received in cash on financial instruments measured at fair value through profit or loss		4,653		2,252
Interest paid in cash on financial instruments measured at fair value through profit or loss		2,823		1,264
Money market paper in financial assets at fair value held for trading		366		135	235
Money market paper in financial assets measured at fair value through other comprehensive income		8		17	24
Money market paper in financial assets at fair value not held for trading		1,556		1,941	920
Money market paper in other financial assets measured at amortized cost		204		0	351
Cash and balances at central banks classified as cash equivalents	[1]	108,268	[3]	89,968	106,957
Loans and advances to banks classified as cash equivalents		15,452	[3]	12,726	11,317
Money market paper classified as cash equivalents	[4],[5]	$ 2,133	[3]	$ 2,093	$ 1,530

[1]	Includes only balances with an original maturity of three months or less.
[2]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading (31 December 2019: USD 235 million; 31 December 2018: USD 366 million; 31 December 2017: USD 135 million), Financial assets measured at fair value through other comprehensive income (31 December 2019: USD 24 million; 31 December 2018: USD 8 million; 31 December 2017: USD 17 million), Financial assets at fair value not held for trading (31 December 2019: USD 920 million; 31 December 2018: USD 1,556 million; 31 December 2017: USD 1,941 million) and Other financial assets measured at amortized cost (31 December 2019: USD 351 million; 31 December 2018: USD 204 million; 31 December 2017: USD 0 million).

[3]
Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial assets previously classified as available-for-sale assets have been reclassified from investing to operating activities as the assets are accounted for at fair value through profit or loss effective 1 January 2018. Refer to Note 1c of the Annual Report 2018 for more information

[4]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading (31 December 2019: USD 235 million; 31 December 2018: USD 366 million; 31 December 2017: USD 135 million), Financial assets measured at fair value through other comprehensive income (31 December 2019: USD 24 million; 31 December 2018: USD 8 million; 31 December 2017: USD 17 million), Financial assets at fair value not held for trading (31 December 2019: USD 920 million; 31 December 2018: USD 1,556 million; 31 December 2017: USD 1,941 million) and Other financial assets measured at amortized cost (31 December 2019: USD 351 million; 31 December 2018: USD 204 million; 31 December 2017: USD 0 million).

[5]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading, and Other financial assets measured at amortized cost.